Equity Investments	12 Months Ended
Mar. 31, 2011
Equity Investments [Abstract]
Equity Investments

14. Equity Investments

Investment in Tres Amigas

     On October 9, 2009, the Company made an investment in Tres Amigas LLC, ("Tres Amigas"), a merchant transmission company, for $1.8 million, consisting of $0.8 million in cash and $1.0 million in AMSC common stock. On January 6, 2011 and May 20, 2011, the Company increased its minority position in Tres Amigas by an additional $1.8 million on each date. As of June 30, 2011, the Company holds a 37% ownership interest.

     The Company determined that Tres Amigas is a variable interest entity ("VIE") and that the Company is not the primary beneficiary of the VIE. Therefore, the Company has not consolidated Tres Amigas as of June 30, 2011. The investment is carried at the acquisition cost, plus the Company's equity in undistributed earnings or losses. The Company's maximum exposure to loss is limited to the Company's recorded investment in this VIE. The Company's investment in Tres Amigas is included in other assets on the consolidated balance sheet and the equity in undistributed losses of Tres Amigas is included in other income (expense), net, on the consolidated statements of operations.

The net investment activity for the fiscal years ended March 31, 2011 and 2010 is as follows (in thousands):

Balance at April 1, 2009	$—
Purchase of minority investment	1,809
Minority interest in net losses	(59)
Balance at March 31, 2010	1,750
Purchase of minority investment	1,765
Minority interest in net losses	(489)
Balance at March 31, 2011	$3,026

Investment in Blade Dynamics Ltd.

     On August 12, 2010, the Company acquired (through AMSC Windtec), a minority ownership position in Blade Dynamics Ltd. ("Blade Dynamics"), a designer and manufacturer of advanced wind turbine blades based on proprietary materials and structural technologies, for $8.0 million in cash. The Company uses the equity method of accounting for this investment since it does not have a controlling ownership interest in the operating and financial policies of Blade Dynamics. As such, the investment is carried at the acquisition cost, plus the Company's equity in undistributed earnings or losses. The Company's investment is included in other assets on the consolidated balance sheet and the minority interest in net losses of Blade Dynamics is included in other income (expense), net, on the consolidated statements of operations. As of March 31, 2011, the Company holds a 25% ownership interest. The net investment activity for the fiscal year ended March 31, 2011 is as follows (in thousands):

Balance at April 1, 2010	$—
Purchase of minority investment	8,000
Minority interest in net losses	(908)
Net foreign exchange rate impact	811
Balance at March 31, 2011	$7,903